Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	June 30, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Depreciation	Net Book Value	Gross Carrying Amount	Accumulated Depreciation	Net Book Value

Office furniture and equipment	$14,998	$4,956	$10,042	$14,998	$4,000	$10,998
Vehicles	36,432	22,466	13,966	48,248	26,306	21,942
Precious metal extraction machine- 1 ton	2,280,000	285,000	1,995,000	2,280,000	228,000	2,052,000
Precious metal extraction machine- 10 ton	5,320,000	665,000	4,655,000	5,320,000	532,000	4,788,000

Construction in process:
Bioreactors	1,440,000	–	1,440,000	1,440,000	–	1,440,000
Nanosponge/Cavitation device	22,103	–	22,103	22,103	–	22,103
Remediation Processing Unit 1	6,150,506	–	6,150,506	6,249,082	–	6,249,082
Remediation Processing Unit 2	5,489,760	–	5,489,760	5,201,098	–	5,201,098
Remediation Processing Unit System A	3,127,669	–	3,127,669	2,561,467	–	2,561,467
Remediation Processing Unit System B	2,974,884	–	2,974,884	2,345,421	–	2,345,421
Total fixed assets	$26,856,352	$977,422	$25,878,930	$25,482,417	$790,306	$24,692,111